EQUITY INVESTMENTS DESIGNATED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME/AVAILABLE-FOR-SALE FINANCIAL INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
EQUITY INVESTMENTS DESIGNATED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME/AVAILABLE-FOR-SALE FINANCIAL INVESTMENTS
Schedule of equity investments designated at fair value through other comprehensive income/available-for-sale financial investments

	December 31,	December 31,
	2018	2019
Equity investments designated at fair value through other comprehensive income
Listed equity investments, at fair value
Dongxing securities Co., Ltd.(東興證券)	6,441	8,853

	6,441	8,853

Unlisted equity investments
Sanmenxia Dachang Mining Co., Ltd. (三門峽達昌礦業有限公司)	20,926	20,905
Inner Mongolia Ganqimaodu Port Development Co., Ltd. (內蒙古甘其毛都港務發展股份有限公司)	18,010	30,410
Yinchuan Economic and Technological Development Zone Investment Holding Co., Ltd. (銀川經濟技術開發區投資控股有限公司)	19,306	20,000
China Color International Alumina Development Co., Ltd. (中色國際氧化鋁開發有限公司)	9,000	6,614
Luoyang Jianyuan Mining Co., Ltd. (洛陽建元礦業有限公司)	4,948	4,960
Ningxia Ningdian Logistics Transportation Co., Ltd. (寧夏寧電物流運輸有限公司)	1,194	1,640
Chinalco Innovative Development Investment Company Limited (“Chinalco Innovative”) (中鋁創投)	—	365,681
Size Industry Investment Fund (Note)	1,650,000	1,653,251
Fangchenggang Chisha Pier Co., Ltd. (防城港赤沙碼頭有限公司)	—	700
Xingxian Shengxing Highway Investment Management Co., Ltd. (興縣盛興公路投資管理有限公司)	—	126,237

	1,723,384	2,230,398

	1,729,825	2,239,251